Pensions and Other Benefit Plans (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013
Retirement Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2014	$ 778
Projected future benefit payments, 2015	794
Projected future benefit payments, 2016	840
Projected future benefit payments, 2017	890
Projected future benefit payments, 2018	933
Projected future benefit payments, 2019-2023	6,071
Other benefit plans - net [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2014	313
Projected future benefit payments, 2015	309
Projected future benefit payments, 2016	305
Projected future benefit payments, 2017	302
Projected future benefit payments, 2018	299
Projected future benefit payments, 2019-2023	$ 1,469